Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Financial assets:
Trading assets	¥ 4,585,915	¥ 3,736,296
Derivative financial instruments	8,649,947	6,443,748
Financial assets at fair value through profit or loss	1,488,239	1,695,585
Debt instruments	22,811,423	28,066,966
Total	252,745,874	243,537,274
Financial liabilities:
Trading liabilities	3,291,089	3,181,992
Derivative financial instruments	10,496,855	6,966,336
Financial liabilities designated at fair value through profit or loss	414,106	455,734
Total	243,363,949	234,263,481
At fair value [member]
Financial assets:
Trading assets	4,585,915	3,736,296
Derivative financial instruments	8,649,947	6,443,748
Financial assets at fair value through profit or loss	1,488,239	1,695,585
Debt instruments	22,811,423	28,066,966
Investment securities at fair value through other comprehensive income	27,360,031	32,665,451
Total	42,084,132	44,541,080
Financial liabilities:
Trading liabilities	3,291,089	3,181,992
Derivative financial instruments	10,496,855	6,966,336
Financial liabilities designated at fair value through profit or loss	414,106	455,734
Others	(11,938)	(2,135)
Total	14,190,112	10,601,927
At fair value [member] | Level 1 [member]
Financial assets:
Trading assets	4,072,916	3,105,401
Derivative financial instruments	151,848	688,580
Financial assets at fair value through profit or loss	346,368	518,830
Debt instruments	16,312,611	22,834,866
Investment securities at fair value through other comprehensive income	20,389,221	26,952,698
Total	24,960,353	31,265,509
Financial liabilities:
Trading liabilities	3,201,207	3,050,304
Derivative financial instruments	127,838	363,620
Total	3,329,045	3,413,924
At fair value [member] | Level 2 [member]
Financial assets:
Trading assets	512,999	630,895
Derivative financial instruments	8,476,307	5,721,758
Financial assets at fair value through profit or loss	406,203	447,858
Debt instruments	6,498,812	5,232,100
Investment securities at fair value through other comprehensive income	6,505,989	5,244,040
Total	15,901,498	12,044,551
Financial liabilities:
Trading liabilities	89,882	131,688
Derivative financial instruments	10,353,385	6,579,701
Financial liabilities designated at fair value through profit or loss	229,086	164,648
Others	(4,086)	917
Total	10,668,267	6,876,954
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	21,792	33,410
Financial assets at fair value through profit or loss	735,668	728,897
Investment securities at fair value through other comprehensive income	464,821	468,713
Total	1,222,281	1,231,020
Financial liabilities:
Derivative financial instruments	15,632	23,015
Financial liabilities designated at fair value through profit or loss	185,020	291,086
Others	(7,852)	(3,052)
Total	192,800	311,049
At fair value [member] | Debt instruments [member]
Financial assets:
Trading assets	4,229,845	3,489,258
Financial assets at fair value through profit or loss	1,392,889	1,657,206
Debt instruments	8,002,669	6,610,980
Financial liabilities:
Trading liabilities	3,101,433	3,152,043
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Trading assets	3,732,551	2,860,215
Financial assets at fair value through profit or loss	343,539	516,455
Debt instruments	1,503,857	1,378,880
Financial liabilities:
Trading liabilities	3,017,272	3,026,965
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Trading assets	497,294	629,043
Financial assets at fair value through profit or loss	398,883	447,738
Debt instruments	6,498,812	5,232,100
Financial liabilities:
Trading liabilities	84,161	125,078
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	650,467	693,013
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets	356,070	247,038
Financial liabilities:
Trading liabilities	189,656	29,949
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets	340,365	245,186
Financial liabilities:
Trading liabilities	183,935	23,339
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets	15,705	1,852
Financial liabilities:
Trading liabilities	5,721	6,610
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	95,350	38,379
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Financial assets at fair value through profit or loss	2,829	2,375
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Financial assets at fair value through profit or loss	7,320	120
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	85,201	35,884
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	5,789,616	3,593,943
Financial liabilities:
Derivative financial instruments	7,413,133	3,772,664
At fair value [member] | Interest rate derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	130,725	612,246
Financial liabilities:
Derivative financial instruments	92,387	218,193
At fair value [member] | Interest rate derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	5,658,891	2,981,691
Financial liabilities:
Derivative financial instruments	7,317,498	3,547,303
At fair value [member] | Interest rate derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments		6
Financial liabilities:
Derivative financial instruments	3,248	7,168
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	2,775,181	2,703,985
Financial liabilities:
Derivative financial instruments	3,006,286	2,987,531
At fair value [member] | Currency derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	145	101
Financial liabilities:
Derivative financial instruments		204
At fair value [member] | Currency derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	2,774,537	2,697,933
Financial liabilities:
Derivative financial instruments	3,001,220	2,983,028
At fair value [member] | Currency derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	499	5,951
Financial liabilities:
Derivative financial instruments	5,066	4,299
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	54,508	102,313
Financial liabilities:
Derivative financial instruments	42,208	159,117
At fair value [member] | Equity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	20,571	74,820
Financial liabilities:
Derivative financial instruments	34,204	145,021
At fair value [member] | Equity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	13,002	689
Financial liabilities:
Derivative financial instruments	894	2,676
At fair value [member] | Equity derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	20,935	26,804
Financial liabilities:
Derivative financial instruments	7,110	11,420
At fair value [member] | Commodity derivatives [member]
Financial assets:
Derivative financial instruments	9,142	21,540
Financial liabilities:
Derivative financial instruments	7,946	19,544
At fair value [member] | Commodity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	407	1,413
Financial liabilities:
Derivative financial instruments	1,247	202
At fair value [member] | Commodity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	8,735	20,127
Financial liabilities:
Derivative financial instruments	6,699	19,342
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	21,500	21,967
Financial liabilities:
Derivative financial instruments	27,282	27,480
At fair value [member] | Credit derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	21,142	21,318
Financial liabilities:
Derivative financial instruments	27,074	27,352
At fair value [member] | Credit derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	358	649
Financial liabilities:
Derivative financial instruments	208	128
At fair value [member] | Japanese government bonds [member]
Financial assets:
Debt instruments	9,576,298	15,774,197
At fair value [member] | Japanese government bonds [member] | Level 1 [member]
Financial assets:
Debt instruments	9,576,298	15,774,197
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member]
Financial assets:
Debt instruments	5,232,456	5,681,789
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 1 [member]
Financial assets:
Debt instruments	5,232,456	5,681,789
At fair value [member] | Investment securities [member]
Financial assets:
Debt instruments	4,548,608	4,598,485
At fair value [member] | Investment securities [member] | Level 1 [member]
Financial assets:
Debt instruments	4,076,610	4,117,832
At fair value [member] | Investment securities [member] | Level 2 [member]
Financial assets:
Debt instruments	7,177	11,940
At fair value [member] | Investment securities [member] | Level 3 [member]
Financial assets:
Debt instruments	¥ 464,821	¥ 468,713